LINE OF CREDIT (Details Textual) (Revolving Credit Facility [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 3,000,000
Line of Credit Facility, Expiration Date	May 19, 2014
Line of Credit Facility, Interest Rate at Period End	4.25%	4.25%
Line of Credit Facility, Interest Rate Description	Prime + 1%
Line of Credit Facility, Covenant Compliance	As of December 31, 2013 the Company was in compliance with all required covenants.